UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10085

Hillman Capital Management Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
                                  (Address of principal executive offices)                        (Zip code)

A. Vason Hamrick
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
(Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: September 30

Date of reporting period: December 31, 2009

ITEM 1.  SCHEDULE OF INVESTMENTS

The Hillman Focused Advantage Fund

Schedule of Investments
(Unaudited)

As of December 31, 2009
	Shares	Value (Note 1)

COMMON STOCKS - 98.45%

Consumer Discretionary - 5.83%
* Starbucks Corp.	46,900	$1,081,514
		1,081,514
Consumer Staples - 9.96%
McCormick & Co., Inc.	24,500	885,185
Sysco Corp.	34,400	961,136
		1,846,321
Energy - 8.41%
Exxon Mobil Corp.	10,000	681,900
* Transocean Ltd.	10,600	877,680
		1,559,580
Financials - 9.73%
JPMorgan Chase & Co.	21,000	875,070
The Goldman Sachs Group, Inc.	5,500	928,620
		1,803,690
Health Care - 8.99%
Aetna, Inc.	23,400	741,780
Pfizer, Inc.	50,800	924,052
		1,665,832
Industrials - 20.41%
General Electric Co.	57,900	876,027
Goodrich Corp.	15,800	1,015,150
Ingersoll-Rand PLC	26,000	929,240
The Boeing Co.	17,800	963,514
		3,783,931
Information Technology - 16.84%
Corning, Inc.	55,600	1,073,636
Hewlett-Packard Co.	21,600	1,112,616
Microsoft Corp.	30,700	936,043
		3,122,295
Materials - 4.96%
EI du Pont de Nemours & Co.	27,300	919,191
		919,191
Telecommunications - 8.16%
AT&T, Inc.	33,400	936,202
Verizon Communications, Inc.	17,400	576,462
		1,512,664
Utilities - 5.16%
American Electric Power Co., Inc.	27,500	956,725
		956,725

Total Common Stocks (Cost $18,901,509)		18,251,743

		(Continued)

The Hillman Focused Advantage Fund

Schedule of Investments
(Unaudited)

As of December 31, 2009
		Shares	Value (Note 1)

INVESTMENT COMPANY - 1.29%
§	HighMark 100% US Treasury Money Market Fund, 0.01%		$239,011

Total Investment Company (Cost $239,011)			239,011

Total Value of Investments (Cost $19,140,520) - 99.74%			$18,490,754

Other Assets Less Liabilities - 0.26%			47,303

Net Assets - 100%			$18,538,057

* Non-income producing investment
§ Represents 7 day effective yield

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation			$1,981,249
Aggregate gross unrealized depreciation			(2,631,015)

Net unrealized depreciation			$(649,766)

	Summary of Investments by Sector
	% of Net
Sector	Assets	Value
Consumer Discretionary	5.83%	$1,081,514
Consumer Staples	9.96%	1,846,321
Energy	8.41%	1,559,580
Financials	9.73%	1,803,690
Health Care	8.99%	1,665,832
Industrials	20.41%	3,783,931
Information Technology	16.84%	3,122,295
Materials	4.96%	919,191
Telecommunications	8.16%	1,512,664
Utilities	5.16%	956,725
Other	1.29%	239,011
Total	99.74%	$18,490,754

			(Continued)

The Hillman Focused Advantage Fund

Schedule of Investments
(Unaudited)

As of December 31, 2009

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined  in   good  faith   under  policies  approved   by the   Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An Investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$ 18,251,743	$ 18,251,743	$ -	$ -
Investment Company	239,011	-	239,011	-
Total	$ 18,490,754	$ 18,251,743	$ 239,011	$ -

The Hillman Advantage Equity Fund

Schedule of Investments
(Unaudited)

As of December 31, 2009
		Shares	Value (Note 1)

COMMON STOCKS - 97.09%

Consumer Discretionary - 11.60%
	Best Buy Co., Inc.	6,100	$240,706
	Harley-Davidson, Inc.	11,600	292,320
*	Starbucks Corp.	13,400	309,004
	The Walt Disney Co.	9,100	293,475
	Time Warner, Inc.	9,600	279,744
			1,415,249
Consumer Staples - 12.20%
	Campbell Soup Co.	7,100	239,980
	Clorox Co.	4,200	256,200
	HJ Heinz Co.	5,600	239,456
	McCormick & Co., Inc.	6,800	245,684
	Sysco Corp.	10,100	282,194
	Wal-Mart Stores, Inc.	4,200	224,490
			1,488,004
Energy - 3.63%
	Exxon Mobil Corp.	3,100	211,389
*	Transocean Ltd.	2,800	231,840
			443,229
Financials - 8.94%
	American Express Co.	8,100	328,212
	JPMorgan Chase & Co.	6,700	279,189
	The Allstate Corp.	8,200	246,328
	The Goldman Sachs Group, Inc.	1,400	236,376
			1,090,105
Health Care - 10.40%
	Aetna, Inc.	9,200	291,640
*	Amgen, Inc.	4,500	254,565
	Johnson & Johnson	3,100	199,671
	Merck & Co., Inc.	8,500	310,590
	Pfizer, Inc.	11,700	212,823
			1,269,289
Industrials - 15.48%
	3M Co.	3,100	256,277
	General Electric Co.	17,900	270,827
	Goodrich Corp.	4,500	289,125
	Honeywell International, Inc.	6,100	239,120
	Ingersoll-Rand PLC	9,300	332,382
	Raytheon Co.	5,000	257,600
	The Boeing Co.	4,500	243,585
			1,888,916

			(Continued)

The Hillman Advantage Equity Fund

Schedule of Investments
(Unaudited)

As of December 31, 2009
			Shares	Value (Note 1)

COMMON STOCKS - (Continued)

	Information Technology - 23.64%
	*	Cisco Systems, Inc.	9,700	$232,218
		Corning, Inc.	13,500	260,685
	*	Google, Inc.	500	309,990
		Hewlett-Packard Co.	5,500	283,305
		Intel Corp.	11,500	234,600
		International Business Machines Corp.	1,800	235,620
		Microsoft Corp.	9,900	301,851
		Oracle Corp.	10,200	250,308
		Texas Instruments, Inc.	9,800	255,388
		The Western Union Co.	14,800	278,980
	*	Yahoo!, Inc.	14,400	241,632
				2,884,577
	Materials - 4.67%
		EI du Pont de Nemours & Co.	8,200	276,094
		Nucor Corp.	6,300	293,895
				569,989
	Telecommunications - 4.31%
		AT&T, Inc.	8,700	243,861
		Verizon Communications, Inc.	8,500	281,605
				525,466
	Utilities - 2.22%
		American Electric Power Co., Inc.	7,800	271,362
				271,362

		Total Common Stocks (Cost $10,213,350)		11,846,186

INVESTMENT COMPANY - 2.50%
	§	HighMark 100% US Treasury Money Market Fund, 0.01%		304,899

		Total Investment Company (Cost $304,899)		304,899

Total Value of Investments (Cost $10,518,249) - 99.59%				$12,151,085

Other Assets Less Liabilities - 0.41%				49,918

	Net Assets - 100%			$12,201,003

*	Non-income producing investment
§	Represents 7 day effective yield

				(Continued)

The Hillman Advantage Equity Fund

Schedule of Investments
(Unaudited)

As of December 31, 2009
			Value (Note 1)

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation			$2,017,376
Aggregate gross unrealized depreciation			(384,539)

Net unrealized appreciation			$1,632,837

	Summary of Investments by Sector
	% of Net
Sector	Assets	Value
Consumer Discretionary	11.60%	$1,415,249
Consumer Staples	12.20%	1,488,004
Energy	3.63%	443,229
Financials	8.94%	1,090,105
Health Care	10.40%	1,269,289
Industrials	15.48%	1,888,916
Information Technology	23.64%	2,884,577
Materials	4.67%	569,989
Telecommunications	4.31%	525,466
Utilities	2.22%	271,362
Other	2.50%	304,899
Total	99.59%	$12,151,085

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined  in   good  faith   under  policies  approved   by the   Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

			(Continued)

The Hillman Advantage Equity Fund

Schedule of Investments
(Unaudited)

As of December 31, 2009

Note 1 - Investment Valuation - continued

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An Investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$ 11,846,186	$ 11,846,186	$ -	$ -
Investment Company	304,899	-	304,899	-
Total	$ 12,151,085	$ 11,846,186	$ 304,899	$ -

ITEM 2.  CONTROLS AND PROCEDURES

(a)
The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hillman Capital Management Investment Trust

By: (Signature and Title)	/s/ Mark A. Hillman
Mark A. Hillman, Trustee, President, and Principal Executive Officer
Date: February 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Mark A. Hillman
Mark A. Hillman, Trustee, President, and Principal Executive Officer Hillman Capital Management Investment Trust
Date: February 28, 2010

By: (Signature and Title)	/s/ John D. Marriott, Jr.
John D. Marriott, Jr., Treasurer and Principal Financial Officer Hillman Capital Management Investment Trust
Date: February 28, 2010